AUGUST 20, 2002

                            THE JAMES ADVANTAGE FUNDS

                             THE GOLDEN RAINBOW FUND
                            THE JAMES SMALL CAP FUND
                          THE JAMES LARGE CAP PLUS FUND
                          THE JAMES MARKET NEUTRAL FUND

                 SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 2001

     The Board of Trustees, at a regularly scheduled meeting held on August 20, 2002, approved elimination of all sales loads on the series offered by the Trust, and the elimination of the Class C and Class R Shares of each series offered by the Trust. Any and all references to sales loads and various Classes of each and every series of the Trust contained in the Prospectus dated November 1, 2001 are hereby eliminated, effective August 20, 2002.

The following replaces The Golden Rainbow Fund's Average Annual Total Returns table on page 7; it is restated to report the Fund's performance absent a sales load:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

                                             One          Five         Ten
                                             Year         Years       Years*
                                             ----         -----       ------

The Golden Rainbow Fund                      4.58%        8.38%       10.06%
S&P 500 Index**                             -9.10%       18.33%       17.41%
Blended 25/25/50 Index***                    1.91%       15.09%       11.84%

*    See the footnote above under the bar chart for The Golden Rainbow Fund.
** The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.
*** The Blended Index is comprised of a 25% weighting in the S&P 500 Index, a 25% weighting in the Russell 2000 Index (a widely recognized index of market activity based on the aggregate performance of small to mid-sized publicly traded common stocks) and a 50% weighting in the Lehman Brothers Intermediate Government/Corporate Bond Index (an unmanaged index generally representative of intermediate term bonds).

The following replaces The James Small Cap Fund's Average Total Returns table on page 8; it is restated to report the Fund's performance absent a sales load:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

                                                                     Since
                                                    One            Inception
                                                    Year       (October 2, 1998)
                                                    ----       -----------------

The James Small Cap Fund                            5.03%            2.82%
Russell 2000 Index*                                 3.02%           16.95%

* The Russell 2000 Index is a widely recognized, unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks of the Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization.

The following replaces The James Large Cap Plus Fund's Average Total Returns table on page 8; it is restated to report the Fund's performance absent a sales load:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

                                                                    Since
                                                    One           Inception
                                                    Year      (November 1, 1999)
                                                    ----      ------------------

The James Large Cap Plus Fund                     -24.88%           -6.79%
S&P 500 Index*                                     -9.10%           -1.53%

** The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.

The following replaces The James Market Neutral Fund's Average Total Returns table on page 9; it is restated to report the Fund's performance absent a sales load:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000

                                                                     Since
                                                    One            Inception
                                                    Year       (October 2, 1998)
                                                    ----       -----------------

The James Market Neutral Fund                      16.32%            2.52%
90-Day Treasury Bill Index*                         6.18%            5.36%

*    The  90-Day   Treasury   Bill  Index  is  an  unmanaged   index   generally
     representative of the average yield of 90-day Treasury bills.

The following replaces the Expense Example on page 11. The Expense Example is restated to show the cost of investing in each Fund, given certain assumptions and without a sales load.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year    3 Years    5 Years    10 Years
                                        ------    -------    -------    --------
THE GOLDEN RAINBOW FUND                 $  127     $  397     $  686     $1,511

THE JAMES SMALL CAP FUND                $  153     $  474     $  818     $1,791

THE JAMES LARGE CAP PLUS FUND           $  153     $  474     $  818     $1,791

THE JAMES MARKET NEUTRAL FUND           $  223     $  688     $1,180     $2,534